Intangible Assets - Schedule of Acquired Intangible Asset Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (12,950)	$ (11,380)
Intangible assets, net	9,507	11,052
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,913	18,903
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,544	$ 3,529